Note 8 - Income Taxes - Temporary Differences Between Basis and Reported Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Net operating loss, temporary difference	$ 1,789,958	$ 1,156,331
Net operating loss	663,358	428,536
Other temporary differences, temporary difference	716,750	9,261
Other temporary differences	265,628	3,432
Net deferred tax assets, temporary difference	2,506,708	1,165,592
Net deferred tax assets	928,986	431,968
Valuation allowance, temporary difference	(2,506,708)	(1,165,592)
Valuation allowance	(928,986)	(431,968)
Total deferred tax asset	0	0
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	$ 0	$ 0